Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,500,000
Previously Paid Amount	0.00
Total Fee Amount	2,831.05
Total Offset Amount	0.00
Net Fee	2,831.05
Narrative - Max Aggregate Offering Price	$ 20,500,000
Final Prospectus	true